Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
OTHER ASSETS	NOTE 7 – OTHER ASSETS
	December 31,
(in thousands)	2023	2022

Restricted cash	$300	$299
Long Term Deposit	8	8
Long-term prepaid expenses	179	105
Right-of-Use assets, net	1,041	5,025
	$1,528	$5,437